Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	May 25, 2022
Conversion Option Liability [Member]
Fair Value Disclosures [Line Items]
Fair value transfers between levels		$ 0
Liabilities, fair Value disclosure	$ 5,998	5,998	$ 41,331
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Disclosures [Line Items]
Fair value transfers between levels	$ 0	$ 0